Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of Discontinued Operations

The following is a summary of discontinued operations for the years ended December 31, 2025 and 2024:

	Years Ended
	December 31,
	2025	2024
Revenue	$-	$13,037

Operating Expenses:
General and administration expenses	-	57,621
Research and development	-	123,932
Total operating expenses	$-	$181,553

Loss from discontinued operations	$-	$(168,516)

Gain on sale of subsidiary	-	203,319

Income from discontinued operation, net of tax	$-	$34,803

Schedule of Discontinued Cash Flows

The following is a summary of discontinued cash flows for the years ended December 31, 2025 and 2024:

	Years Ended
	December 31,
Cash Flows from Operating Activities:	2025	2024
Net loss	$-	$(168,516)
Changes in operating assets and liabilities:
Prepaid expenses	-	4,133
Accounts payable	-	53,319
Unearned fee	-	50,000
Net Cash Used in Operating Activities	-	(61,064)

Cash Flows from Operating Activities:
Proceeds received from parent company	-	86,346
Repayments to parent company	-	(126,354)
Net Cash Used in Financing Activities	-	(40,008)

Net change in cash	-	(101,072)
Cash, beginning of period	-	101,072
Cash, end of period	$-	$-

Supplemental disclosure of non-cash financing activity
Forgiveness of loans from parent company	$-	$238,549